UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23107

Legg Mason Funds Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON FUNDS TRUST

CLEARBRIDGE REAL ESTATE OPPORTUNITIES FUND

FORM N-Q

MARCH 31, 2017

CLEARBRIDGE REAL ESTATE OPPORTUNITIES FUND

Schedule of investments (unaudited)	March 31, 2017

SECURITY	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 99.5%
Apartments - 15.7%
Apartment Investment and Management Co., Class A Shares	34,990	$1,551,807
AvalonBay Communities Inc.	11,820	2,170,152
Equity Residential	33,450	2,081,259
UDR Inc.	26,730	969,230

Total Apartments		6,772,448

Diversified - 7.9%
American Tower Corp.	14,960	1,818,238
Cousins Properties Inc.	53,480	442,280
DuPont Fabros Technology Inc.	22,980	1,139,578

Total Diversified		3,400,096

Health Care - 3.5%
Healthcare Trust of America Inc., Class A Shares	18,300	575,718
OMEGA Healthcare Investors Inc.	28,710	947,143

Total Health Care		1,522,861

Industrial - 8.2%
DCT Industrial Trust Inc.	20,810	1,001,377
Prologis Inc.	38,710	2,008,275
Rexford Industrial Realty Inc.	22,060	496,791

Total Industrial		3,506,443

Lodging/Resorts - 5.4%
Hersha Hospitality Trust	43,470	816,801
LaSalle Hotel Properties	29,840	863,868
Park Hotels & Resorts Inc.	24,740	635,076

Total Lodging/Resorts		2,315,745

Mortgage - 3.4%
Starwood Property Trust Inc.	65,200	1,472,216

Office - 23.2%
Alexandria Real Estate Equities Inc.	15,720	1,737,374
Boston Properties Inc.	17,070	2,260,239
First Potomac Realty Trust	115,540	1,187,751
Hudson Pacific Properties Inc.	54,820	1,898,965
Kilroy Realty Corp.	16,920	1,219,594
Mack-Cali Realty Corp.	20,900	563,046
Paramount Group Inc.	69,340	1,124,001

Total Office		9,990,970

Regional Malls - 13.4%
GGP Inc.	83,010	1,924,172
Simon Property Group Inc.	22,380	3,850,031

Total Regional Malls		5,774,203

Retail - Free Standing - 1.8%
Spirit Realty Capital Inc.	76,510	775,046

Shopping Centers - 15.5%
Brixmor Property Group Inc.	42,900	920,634
DDR Corp.	74,930	938,873
Federal Realty Investment Trust	9,810	1,309,635

See Notes to Schedule of Investments.

CLEARBRIDGE REAL ESTATE OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY		SHARES	VALUE
Shopping Centers - (continued)
Kite Realty Group Trust		36,360	$781,740
Ramco-Gershenson Properties Trust		54,550	764,791
Retail Properties of America Inc., Class A Shares		68,560	988,635
Urstadt Biddle Properties Inc., Class A Shares		47,650	979,684

Total Shopping Centers			6,683,992

Storage - 1.5%
CubeSmart		24,480	635,501

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $34,945,125)			42,849,521

	RATE
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $311,829)	0.555%	311,829	311,829

TOTAL INVESTMENTS - 100.2% (Cost - $35,256,954#)			43,161,350
Liabilities in Excess of Other Assets - (0.2)%			(77,008)

TOTAL NET ASSETS - 100.0%			$43,084,342

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Real Estate Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Funds Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Real Estate Investment Trust Common Stocks†	$42,849,521	—	—	$42,849,521

Short-Term Investments†	311,829	—	—	311,829

Total Investments	$43,161,350	—	—	$43,161,350

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,379,334
Gross unrealized depreciation	(1,474,938)

Net unrealized appreciation	$7,904,396

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Funds Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: May 24, 2017